Changes in finance debt and reconciliation with cash flows from financing activities (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance	[1]	$ 53,888
Transfer to liabilities classified as held for sale		961	$ 685
Ending balance	[1]	43,505	53,888
BRAZIL
IfrsStatementLineItems [Line Items]
Opening balance		8,854
Ending balance		5,765	8,854
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance		45,034
Ending balance		37,740	45,034
Finance debt [member]
IfrsStatementLineItems [Line Items]
Opening balance		53,889	63,260
Additions		1,668	17,023
Principal amortization		(12,684)	(24,551)
Interest amortization	[2]	(1,264)	(3,319)
Accrued interest	[3]	1,595	3,586
Foreign exchange/ inflation indexation charges		(93)	1,809
Cumulative translation adjustment (CTA)		393	(3,674)
Modification of contractual cash flows			(245)
Ending balance		43,505	53,889
Finance debt [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Opening balance		8,854	10,730
Additions		(0)	1,488
Principal amortization		(3,430)	(1,080)
Interest amortization	[2]	(158)	(352)
Accrued interest	[3]	159	399
Foreign exchange/ inflation indexation charges		127	142
Cumulative translation adjustment (CTA)		213	(2,473)
Modification of contractual cash flows		(0)	(0)
Transfer to liabilities classified as held for sale		(0)	(0)
Ending balance		5,765	8,854
Finance debt [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance		45,035	52,530
Additions		1,668	15,535
Principal amortization		(9,254)	(23,471)
Interest amortization	[2]	(1,106)	(2,967)
Accrued interest	[3]	1,436	3,187
Foreign exchange/ inflation indexation charges		(220)	1,667
Cumulative translation adjustment (CTA)		180	(1,201)
Modification of contractual cash flows		(0)	(245)
Transfer to liabilities classified as held for sale		(0)	(0)
Ending balance		37,740	$ 45,035
Debt Restructuring [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Principal amortization		(848)
Interest amortization	[2]	(0)
Deposits Linked To Financing [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Principal amortization		(26)
Interest amortization	[2]	37
Net Cash Used In Financing Activities [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Principal amortization		(13,558)
Interest amortization	[2]	$ (1,227)

[1]	The average maturity of outstanding debt as of June 30, 2021 is 12.54 years (11.71 years as of December 31, 2020).
[2]	It includes pre-payments.
[3]	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.